Retirement Benefits - Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Average life expectancy at age 60 [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Year increase in assumption	1 year	1 year